Redeemable shares with other preferential rights - Liquidation preferences (Details) - $ / shares	Oct. 15, 2020	Dec. 27, 2018
Class A ordinary shares | IPO
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of shares issued upon conversion of each preferred share	1
MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Simple non-compounded interest on the applicable investment amounts		10.00%
MINISO Guangzhou | Class A ordinary shares
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of shares issued during the period	121,600,000
Price per share	$ 5.00